CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 426,534	$ 65,370	¥ 281,891	¥ 269,771
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(77,136)	(11,822)	(842)	19,227
Comprehensive income	349,398	53,548	281,049	288,998
Total comprehensive (income) loss attributable to non-controlling interests	(796)	(122)	187	(59)
Total comprehensive (income) loss attributable to redeemable non-controlling interests	254	39	(781)
Total comprehensive income attributable to ordinary shareholders of Baozun Inc.	¥ 348,856	$ 53,465	¥ 280,455	¥ 288,939